INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments In Associates And Joint Ventures
Initial balances	R$ 8,970,513	R$ 7,557,566
Acquisitions	14,333	348,801
Write-offs		(218,797)
Share of profit of associate and joint ventures	2,101,681	1,355,926
Dividends/Interest on equity	(1,423,149)	(749,109)
Other	(46,538)	676,126
Balance on December 31	R$ 9,616,840	R$ 8,970,513